Loans and Related Allowance for Credit Losses, Loan Purchases, Sales, and Transfers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	$ 745	$ 386
Sales and net transfers (to)/from LHFS	(4,317)	(4,327)
Total Commercial [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	740	380
Sales and net transfers (to)/from LHFS	(3,182)	(4,084)
Total Consumer [Member]
Loans and Allowance for Credit Losses, Significant Activity [Abstract]
Purchases	5	6
Sales and net transfers (to)/from LHFS	$ (1,135)	$ (243)